Appendix IV: Financial Instruments - Interest Rate Swaps (Details) - Interest rate swaps € in Millions	Dec. 31, 2018 EUR (€)
Non trading purposes | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (141)
Non trading purposes | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(13)
Non trading purposes | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(36)
Non trading purposes | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2
Non trading purposes | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.40358%
Average spread (as a percent)	0.69487%
Non trading purposes | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.1716%
Average spread (as a percent)	1.06049%
Non trading purposes | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.55138%
Average spread (as a percent)	1.50422%
Non trading purposes | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.89815%
Average spread (as a percent)	0.61631%
Non trading purposes | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.25%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.40663%
Average spread (as a percent)	0.35977%
Non trading purposes | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.52265%
Average spread (as a percent)	1.61309%
Non trading purposes | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.363%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.70149%
Average spread (as a percent)	0.49946%
Non trading purposes | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.61309%
Average spread (as a percent)	1.68324%
Non trading purposes | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.75523%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.04022%
Average spread (as a percent)	1.00752%
Non trading purposes | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.72578%
Average spread (as a percent)	0.92195%
Non trading purposes | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.99503%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.51272%
Average spread (as a percent)	0.36575%
Non trading purposes | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.73544%
Average spread (as a percent)	1.77356%
Non trading purposes | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.89366%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	3.54712%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (859)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (8)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (46)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.48423%
Average spread (as a percent)	0.03324%
Non trading purposes | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.07495%
Average spread (as a percent)	0.1872%
Non trading purposes | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.50766%
Average spread (as a percent)	0.00028%
Non trading purposes | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.7325%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.95405%
Average spread (as a percent)	0.02159%
Non trading purposes | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.5595%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.30378%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.925%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.83529%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.02251%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.11%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.93977%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.52024%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 716
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (5)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 10
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to floating | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Floating to floating | 2019 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.70%
Average spread (as a percent)	0.86637%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Floating to floating | 2020 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Floating to floating | 2021 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Floating to floating | 2022 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Floating to floating | 2023 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Floating to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Floating to floating | Fair value | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Non trading purposes | Receiving leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (200)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (25)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (100)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (75)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (103)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (38,513)
Non trading purposes | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,330)
Non trading purposes | Receiving leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(900)
Non trading purposes | Receiving leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(9,761)
Non trading purposes | Receiving leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(732)
Non trading purposes | Receiving leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(28)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(8,845)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(297)
Non trading purposes | Receiving leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(22)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,182)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(297)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(246)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,918)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(559)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(604)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,724)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(297)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5,083)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(148)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(23,880)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(859)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(946)
Non trading purposes | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(16,700)
Non trading purposes | Receiving leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(410)
Non trading purposes | Receiving leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(870)
Non trading purposes | Receiving leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,558)
Non trading purposes | Receiving leg | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(4,785)
Non trading purposes | Receiving leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(67)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,460)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(168)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(358)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(262)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(190)
Non trading purposes | Receiving leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,997)
Non trading purposes | Receiving leg | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(445)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,542)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(148)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(16,678)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(412)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(871)
Non trading purposes | Receiving leg | Floating to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(271)
Non trading purposes | Receiving leg | Floating to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(271)
Non trading purposes | Receiving leg | Floating to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Receiving leg | Floating to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Receiving leg | Floating to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Receiving leg | Floating to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Receiving leg | Floating to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Receiving leg | Floating to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(272)
Non trading purposes | Paying leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 200
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 25
Average interest rate (as a percent)	0.85%
Non trading purposes | Paying leg | Fixed to fix | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 100
Average interest rate (as a percent)	1.175%
Non trading purposes | Paying leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 75
Average interest rate (as a percent)	0.55%
Non trading purposes | Paying leg | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 105
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 38,513
Non trading purposes | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,330
Non trading purposes | Paying leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	900
Non trading purposes | Paying leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	9,761
Non trading purposes | Paying leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	732
Non trading purposes | Paying leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	28
Non trading purposes | Paying leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	8,845
Non trading purposes | Paying leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	297
Non trading purposes | Paying leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	22
Non trading purposes | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,182
Non trading purposes | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	297
Non trading purposes | Paying leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	246
Non trading purposes | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,918
Non trading purposes | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	559
Non trading purposes | Paying leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	604
Non trading purposes | Paying leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,724
Non trading purposes | Paying leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	297
Non trading purposes | Paying leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	5,083
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	148
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	23,021
Non trading purposes | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	851
Non trading purposes | Paying leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	900
Non trading purposes | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	16,700
Non trading purposes | Paying leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	410
Non trading purposes | Paying leg | Floating to fixed | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	870
Non trading purposes | Paying leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,558
Non trading purposes | Paying leg | Floating to fixed | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	4,785
Non trading purposes | Paying leg | Floating to fixed | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	67
Non trading purposes | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,460
Non trading purposes | Paying leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	168
Non trading purposes | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	358
Non trading purposes | Paying leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	262
Non trading purposes | Paying leg | Floating to fixed | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	190
Non trading purposes | Paying leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,997
Non trading purposes | Paying leg | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	445
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,542
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	148
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	17,394
Non trading purposes | Paying leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	407
Non trading purposes | Paying leg | Floating to fixed | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for trading	881
Non trading purposes | Paying leg | Floating to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	271
Non trading purposes | Paying leg | Floating to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	271
Non trading purposes | Paying leg | Floating to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Paying leg | Floating to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Paying leg | Floating to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Paying leg | Floating to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Paying leg | Floating to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Non trading purposes | Paying leg | Floating to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	272
Derivative instruments | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	424
Derivative instruments | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(597)
Derivative instruments | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(163)
Derivative instruments | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1)
Derivative instruments | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(12)
Derivative instruments | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1)
Derivative instruments | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 2
Derivative instruments | Fixed to floating | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.05678%
Average spread (as a percent)	0.02786%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.76905%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.19932%
Average spread (as a percent)	0.05166%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.16839%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	5.75%
Average spread (as a percent)	1.12%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2019 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.01893%
Average spread (as a percent)	0.21854%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.86629%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.89667%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.9525%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2020 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.2497%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.43519%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.83101%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.51145%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.745%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	7.25%
Average spread (as a percent)	2.80%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.50413%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.85005%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.59355%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.28385%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.42088%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (86)
Derivative instruments | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (597)
Derivative instruments | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (163)
Derivative instruments | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (1)
Derivative instruments | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (1)
Derivative instruments | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (12)
Derivative instruments | Fixed to floating | Fair value | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (1)
Derivative instruments | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.1872%
Average spread (as a percent)	1.69833%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2019 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	4.87%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.56599%
Average spread (as a percent)	0.05388%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	6.66833%
Average spread (as a percent)	0.40533%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.31%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.1305%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.91555%
Average spread (as a percent)	0.02695%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.2605%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.17599%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.12299%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.23599%
Derivative financial assets held for hedging	€ 5
Derivative instruments | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	5.22953%
Derivative financial assets held for hedging	€ (6)
Derivative instruments | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.30616%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 510
Derivative instruments | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (2)
Derivative instruments | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 2
Derivative instruments | Floating to floating | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (2)
Derivative instruments | Floating to floating | 2019 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	1.50624%
Derivative financial assets held for hedging	€ (2)
Derivative instruments | Floating to floating | 2020 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to floating | 2021 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to floating | 2022 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to floating | 2023 | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to floating | Subsequent years | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to floating | Fair value | BRL
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (1)
Derivative instruments | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,700)
Derivative instruments | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(14,612)
Derivative instruments | Receiving leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,788)
Derivative instruments | Receiving leg | Fixed to floating | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(133)
Derivative instruments | Receiving leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(74)
Derivative instruments | Receiving leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(333)
Derivative instruments | Receiving leg | Fixed to floating | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(28)
Derivative instruments | Receiving leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(749)
Derivative instruments | Receiving leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(59)
Derivative instruments | Receiving leg | Fixed to floating | 2019 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,863)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(782)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(133)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(6)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(200)
Derivative instruments | Receiving leg | Fixed to floating | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(500)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,580)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,293)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(559)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(133)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(800)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(766)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(400)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8,361)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(447)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,781)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(14,317)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,947)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(135)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(344)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(13,136)
Derivative instruments | Receiving leg | Floating to fixed | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(133)
Derivative instruments | Receiving leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(149)
Derivative instruments | Receiving leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(200)
Derivative instruments | Receiving leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,012)
Derivative instruments | Receiving leg | Floating to fixed | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(8)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,097)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(133)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(25)
Derivative instruments | Receiving leg | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(30)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,102)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(124)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(44)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(192)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(47)
Derivative instruments | Receiving leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(71)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(6,733)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(11,343)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(134)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(85)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to floating | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(35)
Derivative instruments | Receiving leg | Floating to floating | 2019 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(35)
Derivative instruments | Receiving leg | Floating to floating | 2020 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to floating | 2021 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to floating | 2022 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to floating | 2023 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to floating | Subsequent years | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to floating | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(34)
Derivative instruments | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,700
Derivative instruments | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	14,612
Derivative instruments | Paying leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,788
Derivative instruments | Paying leg | Fixed to floating | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	133
Derivative instruments | Paying leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	74
Derivative instruments | Paying leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	333
Derivative instruments | Paying leg | Fixed to floating | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	28
Derivative instruments | Paying leg | Fixed to floating | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	749
Derivative instruments | Paying leg | Fixed to floating | 2019 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	59
Derivative instruments | Paying leg | Fixed to floating | 2019 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Fixed to floating | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2020 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,863
Derivative instruments | Paying leg | Fixed to floating | 2020 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	782
Derivative instruments | Paying leg | Fixed to floating | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	133
Derivative instruments | Paying leg | Fixed to floating | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6
Derivative instruments | Paying leg | Fixed to floating | 2020 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	200
Derivative instruments | Paying leg | Fixed to floating | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	500
Derivative instruments | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,580
Derivative instruments | Paying leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,293
Derivative instruments | Paying leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	559
Derivative instruments | Paying leg | Fixed to floating | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	133
Derivative instruments | Paying leg | Fixed to floating | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4
Derivative instruments | Paying leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	800
Derivative instruments | Paying leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	766
Derivative instruments | Paying leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	400
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8,361
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	447
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,695
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,720
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,784
Derivative instruments | Paying leg | Fixed to floating | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	134
Derivative instruments | Paying leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	332
Derivative instruments | Paying leg | Fixed to floating | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,136
Derivative instruments | Paying leg | Floating to fixed | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	133
Derivative instruments | Paying leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	149
Derivative instruments | Paying leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	199
Derivative instruments | Paying leg | Floating to fixed | 2019 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,012
Derivative instruments | Paying leg | Floating to fixed | 2019 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2019 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2019 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Floating to fixed | 2020 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,097
Derivative instruments | Paying leg | Floating to fixed | 2020 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	133
Derivative instruments | Paying leg | Floating to fixed | 2020 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	25
Derivative instruments | Paying leg | Floating to fixed | 2020 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	30
Derivative instruments | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,102
Derivative instruments | Paying leg | Floating to fixed | 2021 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	124
Derivative instruments | Paying leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	44
Derivative instruments | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	192
Derivative instruments | Paying leg | Floating to fixed | 2022 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	52
Derivative instruments | Paying leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	65
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	6,733
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	11,853
Derivative instruments | Paying leg | Floating to fixed | Fair value | MXN
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	132
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	85
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2
Derivative instruments | Paying leg | Floating to floating | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	33
Derivative instruments | Paying leg | Floating to floating | 2019 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	33
Derivative instruments | Paying leg | Floating to floating | 2020 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to floating | 2021 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to floating | 2022 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to floating | 2023 | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to floating | Subsequent years | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to floating | Fair value | BRL
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 33